Taxes (Details) - Schedule of Roll Forward of Valuation Allowance of Deferred Tax Assets - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Roll Forward of Valuation Allowance of Deferred Tax Assets [Abstract]
Balance as of beginning of year	$ (162,974)	$ (76,368)
Additions of valuation allowance	(738,271)	(134,811)
Reductions of valuation allowance	6,178	43,249
Exchange difference	88,748	4,956
Balance as of end of year	$ (806,319)	$ (162,974)